Supplement dated June 28, 2005 to
                        Prospectus dated May 1, 2005 for:
                       TOUCHSTONE ADVISOR VARIABLE ANNUITY
                                    issued by
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                                   through its
                               Separate Account 2


         Effective June 28, 2005, the Prospectus for the Touchstone Advisor Variable Annuity is amended as follows:

         The Sub-Advisor for the Touchstone Balanced Fund is Oppenheimer Capital LLC.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.